Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024
Essential 40 Stock Fund Class I Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Essential 40 Stock Fund
Average Annual Return, Percent	23.83%	12.92%	6.85%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	28.19%	15.80%	12.60%
Essential 40 Stock Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Essential 40 Stock
Average Annual Return, Percent	24.90%	13.70%	13.23%